SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
SCHEDULE OF UNVESTED RESTRICTED STOCK

The following tables set forth the LTIP activity for the periods indicated (in US$ thousands, except share and per share amounts):

	Year ended
	December 31, 2022		December 31, 2021		December 31, 2020
	Number of Restricted Shares	Weighted Average Value per Share	Number of Restricted Shares	Weighted Average Value per Share	Number of Restricted Shares	Weighted Average Value per Share
Unvested at Beginning of Period	2,248,699	$9.58	2,038,662	$7.38	1,502,690	$10.25
Granted	1,011,040	$8.76	1,413,335	$11.67	1,194,905	$5.30
Vested	(1,064,774)	$9.38	(940,032)	$8.04	(590,264)	$10.18
Forfeited	(118,648)	$9.25	(263,266)	$9.20	(68,669)	$9.55
Unvested at End of Period	2,076,317	$10.10	2,248,699	$9.58	2,038,662	$7.38

SCHEDULE OF STOCK-BASED COMPENSATION

	Year ended
	December 31, 2022	December 31, 2021	December 31, 2020

Cost of Services	$4,466	$4,632	$3,521
Selling, general and administrative expenses (excluding Amortization)	4,803	5,127	4,311
Net cost	$9,269	$9,759	$7,832